Financial result	9 Months Ended
Sep. 30, 2020
Financial result
Financial result

8. Financial result

	Three months ended September 30,
	2020	2019
	(€ in thousands)
Interest expense	(1,005)	(325)
Interest expense on lease liability	(36)	(50)
Long-term debt	(486)	(254)
Expense from revaluation of derivative financial instruments	(481)	--
Other	(2)	(21)
Interest income	77	184
Payout of bond funds	29	44
Income from revaluation of derivative financial instruments (2)	--	74
Fair value valuation of financial assets (1)	47	63
Other	1	3
Financial result	(928)	(141)

	Nine months ended September 30,
	2020	2019
	(€ in thousands)
Interest expense	(1,692)	(934)
Interest expense on lease liability	(127)	(145)
Long-term debt (2)	(1,094)	(745)
Expense from revaluation of derivative financial instruments	(394)	--
Fair value valuation of financial assets (1)	(73)	--
Other	(4)	(44)
Interest income	573	447
Payout of bond funds	74	115
Income from revaluation of derivative financial instruments (2)	486	133
Fair value valuation of financial assets (1)	--	188
Other	13	11
Financial result	(1,119)	(487)

(1)Comparative figures for the three and nine months ended September 30, 2019 were revised related to the amendment of classification of short-term investments. For further information, see Note 1 of the interim consolidated financial statements.

(2)Comparative figures for the three and nine months ended September 30, 2019 were revised related to the recalculation of the performance participation interest related to the Finance Contract with the EIB. For further information, see Note 1 of the interim consolidated financial statements.